STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 12. STOCK-BASED COMPENSATION

As of June 30, 2025, the Company had an active stock-based incentive compensation plan and an employee stock purchase plan: the 2022 Equity Incentive Plan (the “2022 Plan”) and the 2022 Employee Stock Purchase Plan (the “ESPP”). All new equity compensation grants are issued under these two plans; however, outstanding awards previously issued under inactive plans will continue to vest and remain exercisable in accordance with the terms of the respective plans.

The 2022 Plan provides for the grant of stock and stock-based awards including stock options, restricted stock, restricted stock units, performance awards, and stock appreciation rights. As of June 30, 2025, there were approximately 206,000 shares available for grant under the 2022 Plan and approximately 43,000 shares available for grant under the ESPP. Effective July 1, 2025, the shares available for grant under the 2022 Plan and the ESPP increased by 3,560,000 and 710,000 shares, respectively, in accordance with the terms of the respective plans.

Stock-Based Compensation Expense

Total stock-based compensation expense recognized in the Company’s condensed consolidated statements of operations is classified as follows:

	Three months ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Cost of revenue	$—	$119,880	$105,734	$245,512
Research and development	—	126,864	93,425	265,914
Selling and marketing	6,381	(280,124)	202,869	(199,199)
General and administrative	291,101	483,952	392,618	752,460
Total stock-based compensation expense	$297,482	$450,572	$794,646	$1,064,687

The Company’s stock-based compensation expense is based on the value of the portion of stock-based payment awards that are ultimately expected to vest. During the three months ended June 30, 2025 and 2024, stock-based compensation relating to stock-based awards granted to consultants was $22,127 and $41,217, respectively. During the six months ended June 30, 2025 and 2024, stock-based compensation relating to stock-based awards granted to consultants was $241,443 and $111,017, respectively.

Restricted Stock Units

The Company grants Restricted Stock Units ("RSUs") to its employees for their services with a liquidity event requirement. The RSUs granted to employees vest over a period of time from the grant date and are subject to the participants continuing service to the Company over the period. The following table shows a summary of the Company's RSUs outstanding as of June 30, 2025 and December 31, 2024 as well as activity the period then ended:

	RSUs
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2024	4,562	$223.07
RSUs vested	(1,869)	$223.21
RSUs forfeited	(275)	$36.42
Unvested at June 30, 2025	2,418	$244.19

The total grant date fair value of RSUs awarded was nil and $246,000 during the six months ended June 30, 2025 and 2024, respectively. The total grant date fair value of RSUs vested was $417,174 and $803,980 during the six months ended June 30, 2025 and 2024, respectively.

As of June 30, 2025, total unrecognized stock-based compensation costs related to RSUs were $590,446, which are expected to be recognized over a remaining weighted average period of 0.38 years. As of June 30, 2025, all of the outstanding RSUs are expected to vest.

Stock Options

The Company's outstanding stock options generally expire 10 years from the date of grant and are exercisable when the options vest, generally over four years, the majority of which vest at a rate of 25% on the first anniversary of the grant date, with the remainder vesting ratably each month over the next three years. A summary of stock option activity is as follows:

	Number of Stock Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2024	218,430	$40.80	7.1	$7,375.15
Options cancelled or forfeited	(82,919)	$23.99
Options outstanding at June 30, 2025	135,511	$51.08	4.6	$—
Options exercisable at June 30, 2025	95,254	$63.62	2.9	$—
Options vested and expected to vest at June 30, 2025	135,511	$51.08	4.6	$—

The weighted-average grant date fair value of options granted to employees and consultants was nil and $5.58 per share for the six months ended June 30, 2025 and 2024, respectively.

As of June 30, 2025, total unrecognized stock-based compensation cost related to stock options was $352,666, which is expected to be recognized over a weighted-average period of 2.31 years.

The Company estimates the fair value of the options utilizing the Black-Scholes option pricing model, which is subjective and dependent upon several variables, including expected option term, expected volatility of the Company’s share price over the expected term, expected risk-free interest rate over the expected option term, and expected dividend yield rate over the expected option term, and actual forfeiture rates. A summary of the weighted-average assumptions the Company utilized for option grants during the six months ended June 30, 2025 and 2024, respectively, are as follows:

	Six Months Ended June 30,
	2025	2024
Expected term (in years)	N/A	4.0
Expected volatility	N/A	47.8%
Risk-free interest rate	N/A	4.0%
Expected dividend yield	N/A	0.0%

Common Stock Issued for Services

During the first quarter of 2025, the Company entered into arrangements with non-employee consultants for services to be provided in exchange for (i) the required issuance of 3,830,189 shares of Common Stock, (a) 1,000,000 of which were equity-classified, with 500,000 of those shares relating to services previously provided and the remaining 500,000 shares relating to services to be provided over the term of the agreement, and (b) 2,830,189 of which were liability-classified, and for which all services have not yet been provided by the non-employee consultants, and (ii) the required quarterly issuance of a variable number of shares of Common Stock equal to $25,000, priced based on the average closing price of the Company's Common Stock for the previous five trading dates prior to issuance.

During the second quarter of 2025, the Company issued the 3,830,189 shares of Common Stock. As of June 30, 2025, the Company was required to issue 123,396 shares of Common Stock pursuant to the required quarterly issuances under the arrangement, which had not yet been issued as of June 30, 2025.

Equity-classified awards

Stock-based compensation expense for the equity-classified awards was recognized based on the fair value of the Company’s Common Stock on the date of grant over the requisite service period. For the three and six months ended June 30, 2025, the total stock-based compensation expense recognized for the equity-classified awards was $16,375 and $152,833, respectively. Additionally, as of June 30, 2025, as the non-employee consultants had not provided all services related to the 500,000 shares issued and the service term had not ended, $109,167 was recorded within prepaid expenses and other current assets on the condensed consolidated balance sheet, which will be amortized using the straight-line method to stock-based compensation expense over the remaining requisite service period.

Liability-classified awards

The liability-classified awards represented compensation for services to be provided over the term of the agreements and were measured based on a fixed monetary value to be paid to the non-employee consultants which will be settled by the issuance of a variable number of shares of Common Stock.

For the six months ended June 30, 2025, the total stock-based compensation expense recognized for the liability-classified awards was $50,000. As of June 30, 2025, $50,000 is included within accrued expenses on the condensed consolidated balance sheet related to the required quarterly issuance of Common Stock. Additionally, as of June 30, 2025, as the non-employee consultants had not provided all services related to the 2,830,189 shares issued and the service term had not ended, $600,000 was recorded within prepaid expenses and other current assets on the condensed consolidated balance sheet, which will be amortized using the straight-line method to stock-based compensation expense over the remaining requisite service period.

NOTE 11. STOCK-BASED COMPENSATION

As of December 31, 2024, the Company had an active stock-based incentive compensation plan and an employee stock purchase plan: the 2022 Equity Incentive Plan (the “2022 Plan”) and the 2022 Employee Stock Purchase Plan (the “ESPP”). All new equity compensation grants are issued under these two plans; however, outstanding awards previously issued under inactive plans will continue to vest and remain exercisable in accordance with the terms of the respective plans.

The 2022 Plan provides for the grant of stock and stock-based awards including stock options, restricted stock, restricted stock units, performance awards, and stock appreciation rights. As of December 31, 2024, there are 66,000 shares available for grant under the 2022 Plan and approximately 10,000 shares available for grant under the ESPP.

Stock-Based Compensation Expense

Total stock-based compensation expense recognized in the Company’s consolidated statements of operations is classified as follows:

	Year ended December 31,
	2024	2023
Cost of revenue	$466,658	$640,847
Research and development	476,666	617,386
Selling and marketing (1)	(181,160)	266,675
General and administrative	1,103,931	965,501
Total stock-based compensation expense	$1,866,095	$2,490,409

_______________

(1)
Includes the reversal of stock compensation expense due to the departure of our Chief Marketing and Sales Officer in April 2024 and the resultant forfeiture of his unvested awards.

The Company’s stock-based compensation expense is based on the value of the portion of stock-based payment awards that are ultimately expected to vest. During the years ended December 31, 2024 and 2023, stock-based compensation relating to stock-based awards granted to consultants was $178,877 and $458,174, respectively.

Restricted Stock Units

The Company grants Restricted Stock Units ("RSUs") to its employees for their services with a liquidity event requirement. The RSUs granted to employees vest over a period of time from the grant date and are subject to the participants continuing service to the Company over the period. The following table shows a summary of the Company's RSUs outstanding as of December 31, 2024 as well as activity the year then ended:

	RSUs
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2023	22,213	$208.80
RSUs granted	45,725	$5.38
RSUs vested	(52,789)	$24.33
RSUs forfeited	(10,587)	$94.46
Unvested at December 31, 2024	4,562	$223.07

The total grant date fair value of RSUs awarded was $246,000 and $1,709,217 for the years ended December 31, 2024 and 2023, respectively. The total grant date fair value of RSUs vested was $1,284,257 and $1,730,895 for the years ended December 31, 2024 and 2023, respectively.

As of December 31, 2024, total unrecognized stock-based compensation costs related to RSUs was $995,162, which is expected to be recognized over a remaining weighted average period of 0.84 years. As of December 31, 2024, all of the outstanding RSUs are expected to vest.

Stock Options

The Company's outstanding stock options generally expire 10 years from the date of grant and are exercisable when the options vest, generally over four years, the majority of which vest at a rate of 25% on the first anniversary of the grant date, with the remainder vesting ratably each month over the next three years. A summary of stock option activity is as follows:

	Number of Stock Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2023	188,865	$74.41	7.9	$—
Options granted	64,564	$2.77
Options exercised	—	$—
Options cancelled or forfeited	(34,999)	$152.01
Options outstanding at December 31, 2024	218,430	$40.80	7.1	$7,375.15
Options exercisable at December 31, 2024	143,214	$49.70	6.1	$7,375.15
Options vested and expected to vest at December 31, 2024	218,430	$40.80	7.0	$7,375.15

The weighted-average grant date fair value of options granted to employees and consultants was $3.17 and $19.20 per share for the years ended December 31, 2024 and 2023, respectively.

Aggregate intrinsic value represents the difference between the estimated fair value of the underlying Common Stock and the exercise price of outstanding, in-the-money options. The aggregate intrinsic value of options exercised was nil and $1,040 for the years ended December 31, 2024 and 2023, respectively.

As of December 31, 2024, total unrecognized stock-based compensation cost related to stock options was $702,471, which is expected to be recognized over a weighted-average period of 2.21 years.

Determining the appropriate fair value of stock based awards requires the input of subjective assumptions including the fair value of the Company’s Common Stock, the expected life of the option, and expected stock price volatility. The Company used the Black Scholes option pricing model to value its stock option awards.

The Company estimates the fair value of the options utilizing the Black-Scholes option pricing model, which is dependent upon several variables, including expected option term, expected volatility of the Company’s share price over the expected term, expected risk-free interest rate over the expected option term, and expected dividend yield rate over the expected option term, and actual forfeiture rates. A summary of the assumptions the Company utilized for option grants during the years ended December 31, 2024 and 2023, respectively, are as follows:

	Year ended December 31,
	2024	2023
Expected term (in years)	4.0	0.75-5.0
Expected volatility	47.8% - 55.0%	44.9%-47.6%
Risk-free interest rate	4.0% - 4.5%	3.8%-5.5%
Expected dividend yield	0.0%	0.0%

Common Stock Issued for Services

During the year ended December 31, 2024, the Company paid for certain services through the issuance of 12,500 fully vested common stock. The common stock awards are equity-classified, and compensation expense was recognized based on the fair value of the Company's common stock on the date of issuance. Stock-based compensation expense associated with the awards was immaterial for the twelve months ended December 31, 2024.